Business Overview	3 Months Ended
Mar. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Business Overview

1. Business overview

Summary of business

Aeterna Zentaris (the “Company” or “Aeterna”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only U.S. Food and Drug Administration (“FDA”) and European Commission approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macimorelin is currently marketed in the U.S. under the tradename Macrilen™ through a license agreement with Novo Nordisk Biopharm Limited (“Novo Nordisk”) where Aeterna Zentaris receives royalties on net sales. Macimorelin will be marketed in Europe and the United Kingdom through a license agreement with Consilient Health Ltd. (“Consilient Health”) and Aeterna Zentaris will receive royalties on net sales and other potential payments. The Company is conducting the Phase 3 study (“DETECT” trial) for macimorelin in the U.S. and Europe for the diagnosis of childhood-onset growth hormone deficiency (“CGHD”) in partnership with Novo Nordisk. Novo Nordisk is paying 100% of costs up to €9,000 (approximately $10,980) and includes reimbursement of Aeterna’s budgeted internal labor costs and any additional external jointly approved DETECT trial costs incurred over €9,000 (approximately $10,980) will be shared equally between Novo Nordisk and Aeterna. The Company is actively pursuing business development opportunities for the commercialization of macimorelin in Asia and the rest of the world, in addition to other non-strategic assets to monetize their value.

In addition, the Company is pursuing innovative development candidates in different indications with a focus on rare or orphan indications and potential for pediatric use.

COVID-19 impact

In 2020, the COVID-19 pandemic began causing significant financial market declines and social dislocation and, to date, the Company has not experienced significant business disruption from COVID-19. The situation is dynamic with various cities and countries around the world are responding in different ways to address the outbreak. The spread of COVID-19 may impact the Company’s operations, including the potential interruption of our clinical trial activities and the Company’s supply chain, or that of the Company’s licensee. For example, the COVID-19 outbreak may delay enrollment in the Company’s clinical trials due to prioritization of hospital resources toward the outbreak, and some patients may be unwilling to be enrolled in the Company’s trials or be unable to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, which would delay the Company’s ability to conduct clinical trials or release clinical trial results and could delay the Company’s ability to obtain regulatory approval and commercialize the Company’s product candidates. The pandemic may also impact the ability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all. In addition, hospitals may reduce staffing and reduce or postpone certain treatments in response to the spread of an infectious disease. The Company’s licensee may be impacted due to significant delays of diagnostic activities in the U.S. Management will continue to monitor and assess the impact of the pandemic on its judgments, estimates, accounting policies and amounts recognized in these consolidated financial statements. As at March 31, 2021, the Company assessed the possible impacts of COVID-19 on its financial results. The Company has evaluated its financial assets, property, plant and equipment, intangible assets, and goodwill for impairment and no changes from the carrying amount were required in the reporting period.

Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) applicable to the preparation of interim financial statements, including IAS 34, Interim Financial Reporting. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2020. The accounting policies in these condensed interim consolidated financial statements are consistent with those presented in the Company’s annual consolidated financial statements.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on May 4, 2021.